Financial Instruments - Summary of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets [abstract]
Cash and cash equivalents	$ 1,629.2	$ 1,816.9
Trade accounts receivable, net	221.0	205.2
Derivative financial instruments	17.5	11.1
Other assets	73.2	60.3
Customer and commercial financing	62.8	101.2
Assets	2,695.4	2,859.1
Liabilities [abstract]
Loans and financing	2,886.4	3,203.2
Trade accounts payable	787.0	739.5
Trade accounts payable supplier finance	37.6	27.5
Accounts payable	387.7	371.0
Lease liabilities	96.0	71.0
Derivative financial instruments	125.2	97.5
Liabilities	4,319.9	4,509.7
Public securities [Member]
Assets [abstract]
Financial investments	66.6	66.7
Private Securities [member]
Assets [abstract]
Financial investments	146.4	105.0
Investment funds [member]
Assets [abstract]
Financial investments	27.4	22.8
Fixed-term deposits [member]
Assets [abstract]
Financial investments	350.5	373.4
Others [member]
Assets [abstract]
Financial investments	100.8	96.5
Level 1 [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	0.0	0.0
Other assets	0.0	0.0
Customer and commercial financing	0.0	0.0
Assets	0.0	0.0
Liabilities [abstract]
Loans and financing	1,843.0	2,595.8
Trade accounts payable	0.0	0.0
Trade accounts payable supplier finance	0.0	0.0
Accounts payable	0.0	0.0
Lease liabilities	0.0	0.0
Derivative financial instruments	11.3	7.7
Liabilities	1,854.3	2,603.5
Level 1 [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Level 1 [member] | Private Securities [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 1 [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 1 [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 1 [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 2 [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	17.5	11.1
Other assets	0.0	0.0
Customer and commercial financing	12.4	0.0
Assets	449.1	228.5
Liabilities [abstract]
Loans and financing	969.3	521.6
Trade accounts payable	0.0	0.0
Trade accounts payable supplier finance	0.0	0.0
Accounts payable	0.0	0.0
Lease liabilities	0.0	0.0
Derivative financial instruments	113.9	89.8
Liabilities	1,083.2	611.4
Level 2 [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Level 2 [member] | Private Securities [member]
Assets [abstract]
Financial investments	41.3	0.0
Level 2 [member] | Investment funds [member]
Assets [abstract]
Financial investments	27.4	22.8
Level 2 [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	350.5	194.6
Level 2 [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 3 [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	0.0	0.0
Other assets	0.0	0.0
Customer and commercial financing	8.8	0.0
Assets	109.6	96.5
Liabilities [abstract]
Loans and financing	0.0	0.0
Trade accounts payable	0.0	0.0
Trade accounts payable supplier finance	0.0	0.0
Accounts payable	15.1	31.0
Lease liabilities	0.0	0.0
Derivative financial instruments	0.0	0.0
Liabilities	15.1	31.0
Level 3 [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Level 3 [member] | Private Securities [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 3 [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 3 [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	0.0
Level 3 [member] | Others [member]
Assets [abstract]
Financial investments	100.8	96.5
Other financial liabilities [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	0.0	0.0
Other assets	0.0	0.0
Customer and commercial financing	0.0	0.0
Assets	0.0	0.0
Liabilities [abstract]
Loans and financing	0.0	0.0
Trade accounts payable	0.0	0.0
Trade accounts payable supplier finance	0.0	0.0
Accounts payable	15.1	31.0
Lease liabilities	0.0	0.0
Derivative financial instruments	0.0	0.0
Liabilities	15.1	31.0
Other financial liabilities [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Other financial liabilities [member] | Private Securities [member]
Assets [abstract]
Financial investments	0.0	0.0
Other financial liabilities [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
Other financial liabilities [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	0.0
Other financial liabilities [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
Amortized Cost [member]
Assets [abstract]
Cash and cash equivalents	1,629.2	1,816.9
Trade accounts receivable, net	221.0	205.2
Derivative financial instruments	0.0	0.0
Other assets	73.2	60.3
Customer and commercial financing	41.6	101.2
Assets	2,136.7	2,534.1
Liabilities [abstract]
Loans and financing	2,886.4	3,196.8
Trade accounts payable	787.0	739.5
Trade accounts payable supplier finance	37.6	27.5
Accounts payable	372.6	340.0
Lease liabilities	96.0	71.0
Derivative financial instruments	0.0	0.0
Liabilities	4,179.6	4,374.8
Amortized Cost [member] | Public securities [Member]
Assets [abstract]
Financial investments	66.6	66.7
Amortized Cost [member] | Private Securities [member]
Assets [abstract]
Financial investments	105.1	105.0
Amortized Cost [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
Amortized Cost [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	178.8
Amortized Cost [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
Fair value [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	0.0	0.0
Other assets	0.0	0.0
Customer and commercial financing	0.0	0.0
Assets	0.0	0.0
Liabilities [abstract]
Loans and financing	2,812.3	3,111.0
Trade accounts payable	0.0	0.0
Trade accounts payable supplier finance	0.0	0.0
Accounts payable	0.0	0.0
Lease liabilities	0.0	0.0
Derivative financial instruments	0.0	0.0
Liabilities	2,812.3	3,111.0
Fair value [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Fair value [member] | Private Securities [member]
Assets [abstract]
Financial investments	0.0	0.0
Fair value [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
Fair value [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	0.0
Fair value [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
FVPL [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	17.5	11.1
Other assets	0.0	0.0
Customer and commercial financing	21.2	0.0
Assets	208.2	130.4
Liabilities [abstract]
Loans and financing	0.0	6.4
Trade accounts payable	0.0	0.0
Trade accounts payable supplier finance	0.0	0.0
Accounts payable	0.0	0.0
Lease liabilities	0.0	0.0
Derivative financial instruments	125.2	97.5
Liabilities	125.2	103.9
FVPL [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
FVPL [member] | Private Securities [member]
Assets [abstract]
Financial investments	41.3	0.0
FVPL [member] | Investment funds [member]
Assets [abstract]
Financial investments	27.4	22.8
FVPL [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	0.0	0.0
FVPL [member] | Others [member]
Assets [abstract]
Financial investments	100.8	96.5
FVOCI [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	0.0	0.0
Other assets	0.0	0.0
Customer and commercial financing	0.0	0.0
Assets	350.5	194.6
Liabilities [abstract]
Loans and financing	0.0	0.0
Trade accounts payable	0.0	0.0
Trade accounts payable supplier finance	0.0	0.0
Accounts payable	0.0	0.0
Lease liabilities	0.0	0.0
Derivative financial instruments	0.0	0.0
Liabilities	0.0	0.0
FVOCI [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
FVOCI [member] | Private Securities [member]
Assets [abstract]
Financial investments	0.0	0.0
FVOCI [member] | Investment funds [member]
Assets [abstract]
Financial investments	0.0	0.0
FVOCI [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	350.5	194.6
FVOCI [member] | Others [member]
Assets [abstract]
Financial investments	0.0	0.0
Total fair value [member]
Assets [abstract]
Cash and cash equivalents	0.0	0.0
Trade accounts receivable, net	0.0	0.0
Derivative financial instruments	17.5	11.1
Other assets	0.0	0.0
Customer and commercial financing	21.2	0.0
Assets	558.7	325.0
Liabilities [abstract]
Loans and financing	2,812.3	3,117.4
Trade accounts payable	0.0	0.0
Trade accounts payable supplier finance	0.0	0.0
Accounts payable	15.1	31.0
Lease liabilities	0.0	0.0
Derivative financial instruments	125.2	97.5
Liabilities	2,952.6	3,245.9
Total fair value [member] | Public securities [Member]
Assets [abstract]
Financial investments	0.0	0.0
Total fair value [member] | Private Securities [member]
Assets [abstract]
Financial investments	41.3	0.0
Total fair value [member] | Investment funds [member]
Assets [abstract]
Financial investments	27.4	22.8
Total fair value [member] | Fixed-term deposits [member]
Assets [abstract]
Financial investments	350.5	194.6
Total fair value [member] | Others [member]
Assets [abstract]
Financial investments	$ 100.8	$ 96.5